Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2019	$ 105	$ 304,617	$ 843	$ 32,738	$ 338,303
Balance (in Shares) at Dec. 31, 2019	40,684,340
Issuance of ordinary shares in a public offering, net of issuance costs in an amount of $739	$ 14	162,531			162,545
Issuance of ordinary shares in a public offering, net of issuance costs in an amount of $739 (in Shares)	4,689,941
Exercise of options and vesting of restricted stock units	$ 1	4,941			4,942
Exercise of options and vesting of restricted stock units (in Shares)	257,235
Share-based compensation		7,310			7,310
Warrants to customers		3,564			3,564
Other comprehensive income			1,606		1,606
Net income/loss				(10,684)	(10,684)
Balance at Sep. 30, 2020	$ 120	482,963	2,449	22,054	507,586
Balance (in Shares) at Sep. 30, 2020	45,631,516
Balance at Dec. 31, 2020	$ 121	488,208	2,733	27,955	519,017
Balance (in Shares) at Dec. 31, 2020	45,988,613
Exercise of options and vesting of restricted stock units	$ 2	4,139			4,141
Exercise of options and vesting of restricted stock units (in Shares)	488,711
Share-based compensation		10,969			10,969
Warrants to customers		17,568			17,568
Other comprehensive income			(1,133)		(1,133)
Net income/loss				14,573	14,573
Balance at Sep. 30, 2021	$ 123	$ 520,884	$ 1,600	$ 42,528	$ 565,135
Balance (in Shares) at Sep. 30, 2021	46,477,324